Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
5. Exempt Related Party and Party-In-Interest Transactions
Parties-in-interest are defined under Department of Labor regulations as any fiduciary of the Plan, any party rendering services to the Plan, the employer, and certain others. Certain administrative functions are performed by officers and employees of the Plan Sponsor or affiliates of the Plan Sponsor. No such officer or employee is compensated from the Plan.
During the year ended December 31, 2025, the Plan reimbursed the Plan Sponsor $59,943 for administrative expenses. This reimbursement is included in administrative expenses in the statement of changes in net assets available for benefits.
Transactions in shares of Elevance Health common stock qualify as exempt party-in-interest transactions under the provisions of ERISA. The Plan owned approximately 1,004,692 and 1,105,902 shares of Elevance Health common stock as of December 31, 2025 and 2024, respectively. During the year ended December 31, 2025, the Plan had net sales of Elevance Health common stock totaling $38,322,881 and the total dividends on Elevance Health common stock in the Elevance Health Stock Fund were $7,148,373.
Certain Plan investments include funds that are managed by affiliates of Fidelity, which constitute party-in-interest transactions. In addition, certain investments in the self-directed brokerage accounts are issued by Fidelity.
Notes receivable from participants also reflect exempt party-in-interest transactions.

Administrative expenses	$ 6,421,506
Related Party
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 59,943
Investment number of shares/units	1,004,692	1,105,902
Employer common stock shares sold, net	38,322,881
Dividends on employer common stock	$ 7,148,373